Schedule of Investments
February 28, 2025 (unaudited)
Towpath Technology Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 87.81%

Biological products (No Diagnostic Substances) - 1.35%
Biogen, Inc. (2)	570	80,085

Computer & Office Equipment - 3.68%
HP, Inc.	3,000	92,610
International Business Machines Corp.	500	126,220

		218,830

Computer Communications Equipment - 3.67%
Cisco Systems, Inc.	3,400	217,974

Computer Peripheral Equipment, NEC - 2.00%
Fortinet, Inc. (2)	1,100	118,811

Computer Storage Devices - 2.37%
NetApp, Inc.	1,410	140,732

Credit Services - 2.51%
PayPal Holdings, Inc. (2)	2,100	149,205

Electronic Computers - 4.68%
Apple, Inc.	1,150	278,116

Optical Instruments & Lenses - 3.58%
KLA Corp.	300	212,652

Retail-Catalog & Mail-Order Houses - 1.25%
Amazon.com, Inc. (2)	350	74,298

Semiconductors & Related Devices - 1.89%
Photronics, Inc. (2)	5,384	112,203

Services-Business Services - 6.57%
Accenture plc Class A (Ireland)	395	137,658
Alibaba Group Holding Ltd. (2)	700	92,757
eBay, Inc.	1,450	93,873
International Money Express, Inc. (2)	4,300	65,876

		390,164

Services-Computer Integrated Systems Design - 0.43%
Open Text Corp. (Canada)	1,000	25,820

Services-Computer Programming Services - 4.17%
Cognizant Technology Solutions Corp. Class A	1,520	126,662
VeriSign, Inc. (2)	510	121,319

		247,980

Services - Computer Programming, Data Processing, Etc. - 19.94%
Alphabet, Inc. Class A	2,710	461,459
Baidu, Inc. ADR (2)	540	46,683
DXC Technology Co. (2)	3,700	67,969
Match Group, Inc.	2,800	88,788
Meta Platforms, Inc. Class A	590	394,238
Zoom Video Communications, Inc. (2)	1,700	125,290

		1,184,427

Services-Management Consulting Services - 4.46%
Booz Allen Hamilton Holding Corp. Class A	650	68,939
CGI, Inc. Class A (Canada)	1,400	145,068
The Hackett Group, Inc.	1,680	51,038

		265,045

Services - Prepackaged Software - 16.75%
Adobe, Inc. (2)	170	74,555
Check Point Software Technologies Ltd. (2)	1,230	270,920
DocuSign, Inc. (2)	1,450	120,597
DropBox, Inc. Class A (2)	5,900	153,282
Microsoft Corp.	310	123,067
Progress Software Corp. (2)	2,500	136,600
Salesforce, Inc.	390	116,162

		995,182

Ship & Boat Building & Repairing - 1.21%
Huntington Ingalls Industries, Inc.	410	71,988

Telephone Communications (No Radiotelephone) - 1.52%
Verizon Communications, Inc.	2,100	90,510

Wholesale-Electronic Parts & Equipment - 5.77%
Arrow Electronics, Inc. (2)	810	87,537
Ituran Location & Control Ltd. (Israel)	6,091	255,091

		342,628

Total Common Stock	(Cost $ 3,886,360)	5,216,649

Money Market Fund - 12.19%

Fidelity Institutional Money Market - Treasury Portfolio - Class I - 3.99% (3)	723,968	723,968

Total Money Market Fund	(Cost $ 723,968)	723,968

Total Investments - 100.00%	(Cost $ 4,610,328)	5,940,617

Liabilities in Excess of Other Assets - (0.00%)		(66)

Total Net Assets - 100.00%		5,940,551

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of February 28, 2025 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 - Quoted Prices	$5,940,617	$-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$5,940,617	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Variable Rate Security: the Yield Rate shown represents the rate at February 28, 2025.